Goodwill and Deferred Tax Liability - Schedule of Continuity of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, goodwill		$ 7,681,003
Impairment, goodiwll	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight, goodwill		(6,630,544)
Balance, goodwill			7,681,003
DenseLight [Member]
Statement Line Items [Line Items]
Balance, goodwill		6,630,544
Impairment, goodiwll
Disposed on the sale of DenseLight, goodwill		(6,630,544)
Balance, goodwill			6,630,544
BB Photonics [member]
Statement Line Items [Line Items]
Balance, goodwill		1,050,459
Impairment, goodiwll		(1,050,459)
Disposed on the sale of DenseLight, goodwill
Balance, goodwill			$ 1,050,459